Schedule of Error Corrections and Prior Period Adjustments (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity
Additional paid-in capital	$ 16,548,719						$ 16,548,719		$ 4,150,867	$ 2,833,507
Accumulated deficit	(8,143,980)						(8,143,980)		(5,795,432)	(4,540,236)
OPERATING EXPENSES
Legal and professional	70,566			$ 48,736			659,958	$ 154,886	684,684	261,823
Total operating expenses	821,468			242,116			1,813,490	754,453	1,742,992	509,522
Loss from operations	(821,468)			(242,116)			(1,813,490)	(754,453)	(1,742,992)	(509,522)
Loss before Income Taxes	(998,425)			(216,961)			(2,277,539)	(693,086)	(1,152,134)	(805,732)
Net loss	(998,425)	$ (597,275)	$ (681,839)	(216,961)	$ (346,801)	$ (129,324)	(2,277,539)	(693,086)	(1,152,134)	(805,732)
Net loss attributable to common stockholders	$ (1,017,898)			$ (242,729)			$ (2,348,548)	$ (770,390)	$ (1,255,196)	$ (908,794)
Net loss per shares - basic and diluted	$ (0.10)			$ (0.02)			$ (0.23)	$ (0.07)	$ (0.12)	$ (0.09)
Cash Flows From Operating Activities:
Stock-based compensation							$ 356,733	$ 367,551	$ 910,067	$ 459,589
Previously Reported [Member]
Stockholders’ Equity
Additional paid-in capital									3,730,867
Accumulated deficit									(5,375,432)
OPERATING EXPENSES
Legal and professional									264,684
Total operating expenses									1,322,992
Loss from operations									(1,322,992)
Loss before Income Taxes									(732,134)
Net loss									(732,134)
Net loss attributable to common stockholders									$ (835,196)
Net loss per shares - basic and diluted									$ (0.08)
Cash Flows From Operating Activities:
Stock-based compensation									$ 490,067
Revision of Prior Period, Adjustment [Member]
Stockholders’ Equity
Additional paid-in capital									420,000
Accumulated deficit									(420,000)
OPERATING EXPENSES
Legal and professional									420,000
Total operating expenses									420,000
Loss from operations									(420,000)
Loss before Income Taxes									(420,000)
Net loss									(420,000)
Net loss attributable to common stockholders									$ (420,000)
Net loss per shares - basic and diluted									$ (0.04)
Cash Flows From Operating Activities:
Stock-based compensation									$ 420,000